Accruals And Other Payables - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Proceeds from non-refundable incentive	$ 1,857	¥ 12,982
Other income			¥ 2,348